Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

On September 30, 2021 and December 31, 2020, notes payable consisted of the following:

	September 30, 2021	December 31, 2020
Notes payable	$989,716	$400,000
Note payable - PPP note	156,200	156,200
Total notes payable	1,145,916	556,200
Less: current portion of notes payable	(604,560)	(521,138)
Notes payable – long-term	$541,356	$35,062

Notes Payable

On November 14, 2018, the Company entered into a Revolving Credit Facility Loan and Security Agreement (“Loan Agreement”) and a Secured Promissory Note (the “Note”) with BOCO Investments, LLC (the “Lender”). Subject to and in accordance with the terms and conditions of the Loan Agreement and the Note, the Lender agreed to lend to the Company up to $400,000 (the “Maximum Loan Amount”) against the issuance and delivery by the Company of the Note for use as working capital and to assist in inventory acquisition. In 2018, the Lender loaned $400,000 to the Company, the Maximum Loan Amount. The Company should have repaid all principal, interest and other amounts outstanding on or before November 14, 2020. The Company’s obligations under the Loan Agreement and the Note are secured by a first-priority security interest in substantially all of the Company’s assets (the “Collateral”). The outstanding principal advanced to Company pursuant to the Loan Agreement initially bore interest at the rate of 12% per annum, compounded annually.

Upon the occurrence of an Event of Default under the Loan Agreement and Note, all amounts then outstanding (including principal and interest) shall bear interest at the rate of 18% per annum, compounded annually until the Event of Default is cured. Additionally, at or prior to December 31, 2018, the Company should have achieved an accounts receivable balance plus inventory equal to the unpaid principal balance of the Note (the “Minimum Asset Amount”).

In the event that the Company’s accounts receivable balance plus inventory balance is less than paid principal balance of the Note as of December 31, 2018, the Company shall have 45 days (through and until February 15, 2019) to cure such violation and an establish accounts receivable plus inventory equal to the unpaid principal balance of the Note. Commencing March 31, 2019 and at all times thereafter through the remainder of the commitment period and for so long thereafter as there is any amount still due and owing under the Note, the Company must maintain an accounts receivable balances plus inventory such that the outstanding principal borrowed by Company under the Loan Agreement and Note is less than or equal to eighty five percent (85%) of accounts receivable plus fifty percent (50%) of inventory, all as measured at the same point in time.

Commencing on January 10, 2019 and on or before the l0th day of each month thereafter, the Company should have paid Lender all interest accrued on outstanding principal under the Loan Agreement and Notes as of the end of the month then concluded. Upon the occurrence of any Event of Default and at any time thereafter, Lender may, at its option, declare any and all obligations immediately due and payable without demand or notice. As of September 30, 2021 and December 31, 2020, the Company did not meet the Minimum Asset Amount covenant as defined in the Loan Agreement, failed to timely pay interest payments due, and has violated other default provisions. The note balance due of $400,000 has been reflected as a current liability on the accompanying unaudited condensed consolidated balance sheet and interest shall accrue at 18% per annum. The Loan Agreement and Note contain customary representations, warranties, and covenants, including certain restrictions on the Company’s ability to incur additional debt or create liens on its property. The Loan Agreement and the Note also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties, breach of covenants, and bankruptcy or insolvency proceedings, the occurrence of which, after any applicable cure period, would permit Lender, among other things, to accelerate payment of all amounts outstanding under the Loan Agreement and the Note, as applicable, and to exercise its remedies with respect to the Collateral, including the sale of the Collateral. On September 30, 2021 and December 31, 2020, principal amount due under this Note amounted to $400,000 and is considered to be in default. On September 30, 2021 and December 31, 2020, accrued interest payable under this Note amounted to $202,093 and $148,241, respectively, and is included in accrued expenses on the accompanying unaudited condensed consolidated statement of operations.

On May 10, 2021, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) and a Secured Promissory Note (the “Note”) in the amount of $500,000 with a lender. The Note shall accrue interest at 8% per annum, compounded annually, and all outstanding principal and accrued interest is due and payable of May 10, 2023. The Company’s obligations under the Loan Agreement and the Note are secured by a second priority security interest in substantially all of the Company’s assets (the “Collateral”). The Loan Agreement and Note contain customary representations, warranties, and covenants, including certain restrictions on the Company’s ability to incur additional debt or create liens on its property. The Loan Agreement and the Note also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties and bankruptcy or insolvency proceedings, the occurrence of which, after any applicable cure period, would permit Lender, among other things, to accelerate payment of all amounts outstanding under the Loan Agreement and the Note, as applicable, and to exercise its remedies with respect to the Collateral. Upon the occurrence of an Event of Default under the Loan Agreement and Note, all amounts then outstanding (including principal and interest) shall bear interest at the rate of 18% per annum, compounded annually until the Event of Default is cured. On September 30, 2021, accrued interest payable under this Note amounted to $15,781 and is included in accrued expenses on the accompanying unaudited condensed consolidated statement of operations. On September 30, 2021 and December 31, 2020, principal amount due under this Note amounted to $500,000 and $0, respectively.

On July 22, 2021, in connection with the acquisition of Mobile Tint, the Company assumed vehicle and equipment loans and a capital lease obligation in the amount of $95,013. These loans and capital lease obligations bear interest at rates ranging from 6.79% to 8.24% and are payable monthly through April 2025. On September 30, 2021, notes payable related to these vehicles and capital lease obligation amounted to $89,716.

PPP Loan

On April 28, 2020, the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”) with respect to a loan of $156,200 (the “PPP Loan”) from Comerica Bank. The PPP Loan was obtained pursuant to the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES act”) administered by the U.S. Small Business Administration (“SBA”). The PPP Loan matures on April 28, 2022 and bears interest at a rate of 1.00% per annum. The PPP Loan is payable in 18 equal monthly payments of approximately $8,900 commencing November 1, 2020. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company may apply to have the loan forgiven pursuant to the terms of the PPP if certain criteria are met. As of September 30, 2021, accrued interest payable amounted to $2,230. For the nine months ended September 30, 2021, interest expense related to this Note amounted to $1,168. On September 30, 2021 and December 31, 2020, the principal amount due under the PPP Note amounted to $156,200 and $156,200, respectively. The Company applied for forgiveness of its PPP Loan, and on November 4, 2021, the Company was notified that the Small Business Administration forgave $95,000 of the principal loan amount and $1,451 of interest. The remaining principal balance of the loan is $61,200 and the remaining accrued interest balance is $935.

On September 30, 2021, future annual maturities of notes payable are as follows:

September 30,	Amount
2022	$604,560
2023	528,924
2024	8,533
2025	3,899
Total notes payable on September 30, 2021	$1,145,916

NOTE 7 – NOTES PAYABLE

On November 14, 2018, the Company entered into a Revolving Credit Facility Loan and Security Agreement (“Loan Agreement”) and a Secured Promissory Note (the “Note”) with BOCO Investments, LLC (the “Lender”), who was a beneficial shareholder of the Company through December 31, 2019. Subject to and in accordance with the terms and conditions of the Loan Agreement and the Note, the Lender agrees to lend to the Company up to $400,000 for use as working capital and to assist in inventory acquisition. The Lender loaned the Company $400,000 in 2018. The Company should have repaid all principal, interest and other amounts outstanding on or before November 14, 2020. The Company’s obligations under the Loan Agreement and the Note are secured by a first-priority security interest in substantially all of the Company’s assets (the “Collateral”). The outstanding principal advanced to Company pursuant to the Loan Agreement bore interest at the rate of 12% per annum, compounded annually through the default date.

Upon the occurrence of an Event of Default under the Loan Agreement and Note, all amounts then outstanding (including principal and interest) shall bear interest at the rate of 18% per annum, compounded annually until the Event of Default is cured. Additionally, at or prior to December 31, 2018, the Company should have achieved an accounts receivable balance plus inventory equal to the unpaid principal balance of the Note (the “Minimum Asset Amount”).

In the event that the Company’s accounts receivable balance plus inventory balance is less than paid principal balance of the Note as of December 31, 2018, the Company shall have 45 days (through and until February 15, 2019) to cure such violation and an establish accounts receivable plus inventory equal to the unpaid principal balance of the Note. Commencing March 31, 2019 and at all times thereafter through the remainder of the commitment period and for so long thereafter as there is any amount still due and owing under the Note, the Company must maintain an accounts receivable balances plus inventory such that the outstanding principal borrowed by Company under the Loan Agreement and Note is less than or equal to eighty five percent (85%) of accounts receivable plus fifty percent (50%) of inventory, all as measured at the same point in time.

Commencing on January 10, 2019 and on or before the l0th day of each month thereafter, the Company shall pay Lender all interest accrued on outstanding principal under the Loan Agreement and Notes as of the end of the month then concluded. Upon the occurrence of any Event of Default and at any time thereafter, Lender may, at its option, declare any and all Obligations immediately due and payable without demand or notice. As of December 31, 2020 and 2019, the Company did not meet the Minimum Asset Amount covenant as defined in the Loan Agreement, failed to timely pay interest payments due, and has violated other default provisions. Accordingly, the note balance due of $400,000 has been reflected as a current liability on the accompanying consolidated balance sheets. As of December 31, 2019, this note payable was included in note payable – related party on the accompanying consolidated balance sheet, As of December 31, 2020, this note payable was reclassified to notes payable on the accompanying consolidated balance sheet.

The Loan Agreement and Note contain customary representations, warranties and covenants, including certain restrictions on the Company’s ability to incur additional debt or create liens on its property. The Loan Agreement and the Note also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties, breach of covenants, and bankruptcy or insolvency proceedings, the occurrence of which, after any applicable cure period, would permit Lender, among other things, to accelerate payment of all amounts outstanding under the Loan Agreement and the Note, as applicable, and to exercise its remedies with respect to the Collateral, including the sale of the Collateral.

For the years ended December 31, 2020 and 2019, interest expense related to this Note amounted to $72,198 and $72,000, respectively.

On April 26, 2019, the Company entered into a Promissory Note (“Promissory Note”) with an accredited investor in the aggregate principal amount of $25,000 and received net proceeds of $25,000. The Promissory Note bears interest at 4% per annum and is due and payable on April 26, 2020 (the “Maturity Date”). At the time the Promissory Note reaches its Maturity Date, the holder and the Company will discuss and mutually agree on potential conversion rights of the holder, including pricing, method of conversion, etc. At any time during which the Promissory Note is outstanding, the Company may prepay the Note in full, without penalty. The Promissory Note provides for certain events of default, including, among other things, payment defaults, bankruptcy, liquidation, and cessation of operations. In the event of default, the holder shall be entitled to an injunction or injunctions restraining, preventing or curing any breach of this Promissory Note and to enforce specifically the terms and provisions thereof, without the necessity of showing economic loss and without any bond or other security being required. In September 2019, the Company repaid $12,500 this note and in October 2019, the remaining balance of $12,500 was repaid.

On April 28, 2020, the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”) with respect to a loan of $156,200 (the “PPP Loan”) from Comerica Bank. The PPP Loan was obtained pursuant to the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES act”) administered by the U.S. Small Business Administration (“SBA”). The PPP Loan matures on April 28, 2022 and bears interest at a rate of 1.00% per annum. The PPP Loan is payable in 18 equal monthly payments of approximately $8,900 commencing November 1, 2020. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company may apply to have the loan forgiven pursuant to the terms of the PPP if certain criteria are met. For the year ended December 31, 2020, interest expense related to this Note amounted to $1,061.

On December 31, 2020 and 2019, notes payable consisted of the following:

	December 31, 2020	December 31, 2019
Note payable – related party	$-	$400,000
Note payable	400,000	-
Note payable _ PPP note	156,200	-
Total notes payable	556,200	400.000
Less: current portion of notes payable	(521,138)	(400,000)
Notes payable – long-term	$35,062	$-